Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories

7.Inventories

12/31/2023
High grade lithium concentrate	1,366
By-product lithium concentrate	9,132
Total finished goods	10,498
Work in progress	925
Consumable	882
12,305

Spare parts	7,137
Total	19,442

The Company began production in the 2nd quarter of 2023 to fulfill commitments (sales) that started in July 2023. Finished goods refer to High grade lithium concentrate and By-products lithium concentrate.

Spare parts refer to parts and equipment to be used in the short-term maintenance of the machinery and equipment. As of December 31, 2023, the Company has not identified any need to recognize losses on obsolete or slow-moving inventory.

Accounting policy

The inventory is recorded at the lower of cost or net realizable value. The cost is determined using the weighted average cost method for the purchase of materials. The cost of finished goods and work in progress comprises of consumable materials, labor and other direct costs (based on normal production capacity). The net realizable value is the estimated selling price in the ordinary course of business, minus the estimated costs of completion and the estimated costs necessary to realize the sales.